Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 116,808	$ 138,454	$ (36,832)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	27,817	29,276	31,702
Amortization of deferred drydock expenditures	3,542	4,161	5,169
Share-based compensation	3,217	3,057	2,613
Loss on vessels sold		6,917
Amortization of deferred finance fees	1,237	1,461	1,623
Loss On Extinguishment		1,576	569
Unrealized losses/ (gains) on derivatives	262	(2,961)	(276)
Foreign exchange	52	2	(72)
Loss from equity method investments	1,035	195	317
Deferred drydock payments	(12,280)	(1,913)	(5,883)
Changes in operating assets and liabilities:
Receivables	23,610	(59,559)	(2,496)
Prepaid expenses and other assets	174	(1,010)	173
Advances and deposits	(4,673)	1,391	(1,034)
Inventories	3,160	(4,623)	(821)
Accounts payable	(4,410)	(1,612)	1,151
Accrued expenses and other liabilities	855	10,033	(701)
Deferred revenue	(873)	(850)	2,070
Accrued interest	76	212	(157)
Net cash provided by operating activities	159,609	124,207	(2,885)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels		39,912	9,895
Payments for acquisition of vessels and vessel equipment	(20,562)	(1,335)	(2,475)
Advances for ballast water treatment and scrubber systems	(4,822)	(2,473)	(158)
Payments for other non-current assets	(208)	(106)	(94)
Payments for equity investments	(1,244)	(588)	(5,541)
Net cash (used in)/ provided by investing activities	(26,836)	35,410	1,627
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt		131,884
Repayments of long-term debt	(84,007)	(148,245)	(66,912)
Proceeds from finance leases		(166,580)	49,000
Repayments of finance leases	(1,976)	(13,675)	(19,960)
Payments for deferred finance fees		(3,505)	(980)
Payment of common share dividend	(47,154)
Issuance of common stock, net		38,909
Net cash (used in) financing activities	(136,537)	(164,497)	(1,658)
Issuance of preferred stock, net			37,986
Payment of preferred share dividend	(3,400)	(3,285)	(792)
Net (decrease)/increase in cash and cash equivalents	(3,764)	(4,880)	(2,916)
Cash and cash equivalents at the beginning of the year	50,569	55,449	58,365
Cash and cash equivalents at the end of the period	46,805	50,569	55,449
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	7,957	5,739	4,510
Cash paid during the period for interest in respect of finance leases	3,718	11,559	9,793
Cash paid during the period for income taxes	537	51	198
Non-cash investing activity. Accruals during the period in respect of ballast water treatment systems and scrubber systems	765	(887)	(72)
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock			5,320
Non-cash financing activity: Accrued preferred dividends	578	578	462
Time charters [Member]
Cash paid during the year for:
Cash paid during the period for operating lease liabilities (offices)	13,744	5,982
Office Space [Member]
Cash paid during the year for:
Cash paid during the period for operating lease liabilities (offices)	$ 881	$ 719	$ 462